Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common shares	Treasury stock	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive (loss)/income	Accumulated deficits	Total Xunlei Limited's shareholders' equity	Non-controlling interest	Total
Beginning Balance, Amount at Dec. 31, 2021	$ 84	$ 8	$ 476,057	$ 6,155	$ 1,988	$ (180,645)	$ 303,647	$ (1,880)	$ 301,767
Beginning Balance, Shares at Dec. 31, 2021	337,257,946
Treasury Stock, Shares, Beginning Balance at Dec. 31, 2021		31,619,259
Issuance of common shares for vesting of restricted shares		$ 1	(1)
Issuance of common shares for vesting of restricted shares (in shares)		6,124,735
Repurchase of common shares	$ (5)	$ 5	(6,747)				(6,747)		(6,747)
Repurchase of common shares (in shares)	(22,049,870)	22,049,870
Share-based compensation			8,184				8,184		8,184
Restricted shares vested	$ 2	$ (2)
Restricted shares vested (in shares)	9,839,660	(9,839,660)
Appropriation of statutory reserves				881		(881)
Disposal of subsidiaries			2				2	358	360
Capital injection in a subsidiary from noncontrolling interest shareholders								(63)	(63)
Net income						21,463	21,463	(116)	21,347
Currency translation adjustments					(16,656)		(16,656)	229	(16,427)
Ending Balance, Amount at Dec. 31, 2022	$ 81	$ 12	477,495	7,036	(14,668)	(160,063)	309,893	(1,472)	308,421
Ending Balance, Shares at Dec. 31, 2022	325,047,736
Treasury Stock, Shares, Ending Balance at Dec. 31, 2022		49,954,204
Repurchase of common shares	$ (3)	$ 3	(4,687)				(4,687)		(4,687)
Repurchase of common shares (in shares)	(13,037,345)	13,037,345
Share-based compensation			9,676				9,676		9,676
Restricted shares vested	$ 3	$ (3)
Restricted shares vested (in shares)	11,515,165	(11,515,165)
Appropriation of statutory reserves				1,106		(1,106)
Net income						14,225	14,225	41	14,266
Currency translation adjustments					(4,245)		(4,245)	42	(4,203)
Ending Balance, Amount at Dec. 31, 2023	$ 81	$ 12	482,484	8,142	(18,913)	(146,944)	324,862	(1,389)	$ 323,473
Ending Balance, Shares at Dec. 31, 2023	323,525,556
Treasury Stock, Shares, Ending Balance at Dec. 31, 2023		51,476,384							51,476,384
Repurchase of common shares	$ (5)	$ 5	(7,693)				(7,693)		$ (7,693)
Repurchase of common shares (in shares)	(20,858,895)	20,858,895
Share-based compensation			2,453				2,453		2,453
Restricted shares vested	$ 1	$ (1)
Restricted shares vested (in shares)	4,684,535	(4,684,535)
Appropriation of statutory reserves				576		(576)
Acquisition of a subsidiary								1,638	1,638
Net income						1,215	1,215	(552)	663
Currency translation adjustments					(2,781)		(2,781)	32	(2,749)
Ending Balance, Amount at Dec. 31, 2024	$ 77	$ 16	$ 477,244	$ 8,718	$ (21,694)	$ (146,305)	$ 318,056	$ (271)	$ 317,785
Ending Balance, Shares at Dec. 31, 2024	307,351,196
Treasury Stock, Shares, Ending Balance at Dec. 31, 2024		67,650,744							67,650,744